2. Summary of Significant Accounting Policies: Use of Estimates (Policies)	2 Months Ended
Jun. 30, 2018
Policies
Use of Estimates

Use of Estimates

Preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.